LIBERTY
TERM
TRUST, INC.
--1999

ANNUAL REPORT
TO STOCKHOLDERS
DECEMBER 31, 1995


[LOGO]  FEDERATED INVESTORS
        -------------------

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PA 15222-3779

        Cusip 531282101
        2022001A (2/96)


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Liberty Term Trust, Inc.--1999 for the twelve-month period ended December 31, 1995. The report begins with a review of the fund's objective and investments, and includes a complete listing of its portfolio and financial statements.

As a closed-end investment company, Liberty Term Trust, Inc.--1999 pursues high monthly income and seeks to return full value of the principal of your shares in the year 1999. At the end of the reporting period, 85.5% of the fund's assets were invested in U.S. government securities. The remainder of the assets was invested in long-term, high quality municipal securities and a repurchase agreement.

Over the reporting period, dividends paid to shareholders by the fund's portfolio of investments totaled $0.44 per share. At the end of the reporting period, total assets stood at $47.4 million.

Shares are actively traded on the New York Stock Exchange under the symbol LTT, and can be purchased through your investment representative. Thank you for selecting Liberty Term Trust, Inc.--1999 as a way to pursue investment income. Your comments or suggestions are always welcome.

Sincerely,

Richard B. Fisher
President
February 15, 1996

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The fund's total investment returns for the last six months of 1995 were 5.09% based on net asset value per share and .73% based on market value per share. The fund's portfolio gains derived primarily from the strong performance of the bond market during the second half of 1995 as inflation continued to remain under control. This resulted in a substantial decrease in bond yields, with a corresponding increase in bond prices. For example, the yield on 30-year U.S. Treasury bonds dropped from 6.62% to 5.95%. Mortgage-backed securities underperformed their Treasury counterparts during the second half of 1995. Concerns regarding increased mortgage prepayments, as homeowners took advantage of lower rates to refinance their mortgages led to the weaker performance of mortgage-backed securities.

The fund took advantage of the strong performance of its Treasury issues by selling Treasuries and reinvesting the proceeds in mortgage-backed securities, primarily those selling at a slight discount to par. By the end of the reporting period, with the exception of its core position in municipal zero-coupon bonds, the fund was fully invested in mortgage-backed securities.

The fund also initiated a share repurchase program. During the period, the fund repurchased 90,200 shares, 1.6% of those outstanding. The fund intends to continue repurchasing shares offered at a discount to net asset value as a means of increasing shareholder value.

Despite the rebound in the portfolio's value, the fund's net asset value per share has yet to return to its 1993 high. A combination of unprecedented mortgage prepayments in 1993 and a severe bear market in fixed income securities in 1994 caused the fund and other term trusts investing in mortgage-backed securities to realize significant losses.

Although the bond rally has allowed the fund to recover some of its realized losses, the full recovery of realized losses is unlikely. Therefore, it will be difficult for the fund to meet its investment objective by 1999. The fund's investment adviser will continue to review the fund's investment policies and limitations and may recommend further changes that, in the adviser's opinion, could enhance the fund's ability to offset its current realized losses.

LIBERTY TERM TRUST, INC.--1999
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                              CREDIT
   AMOUNT                                                                                RATING*       VALUE
-------------  -----------------------------------------------------------------------  ---------  -------------
LONG-TERM OBLIGATIONS--99.3%
--------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES--13.8%
--------------------------------------------------------------------------------------
               PENNSYLVANIA--6.1%
               -----------------------------------------------------------------------
$   3,400,000  Allegheny County, PA, Sanitary Authority Sewer Revenue Bonds, Series A,
               12/1/1999                                                                      AAA  $   2,887,756
               -----------------------------------------------------------------------             -------------
               TEXAS--2.7%
               -----------------------------------------------------------------------
    1,500,000  Austin, TX, Capital Appreciation Refunding & Improvement LT GO Bonds
               (FGIC Insured), 9/1/1999                                                       AAA      1,283,970
               -----------------------------------------------------------------------             -------------
               UTAH--5.0%
               -----------------------------------------------------------------------
    2,770,000  Utah Associated Municipal Power Systems Revenue Bonds, (Hunter
               Project)/(AMBAC Insured), 7/1/1999                                             AAA      2,387,020
               -----------------------------------------------------------------------             -------------
               TOTAL LONG-TERM MUNICIPAL SECURITIES                                                    6,558,746
               -----------------------------------------------------------------------             -------------
U.S. GOVERNMENT OBLIGATIONS--85.5%
--------------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORP.--48.6%
               -----------------------------------------------------------------------
   12,548,761  30-Year Gold PCs, 7.00%-8.00%, 10/1/2025--
               12/1/2025                                                                       --     12,781,579
               -----------------------------------------------------------------------
    5,517,669  1-Year CMT ARM, 5.57%, 8/1/2025                                                 --      5,593,813
               -----------------------------------------------------------------------
    4,461,696  5.85%, Series 1567-B REMIC, 8/15/2023 (Inverse Floater)                         --      3,375,540
               -----------------------------------------------------------------------
    4,494,091  7.00%, Series 152-B STRIP, 8/1/2023 (Interest Only)                             --      1,241,987
               -----------------------------------------------------------------------             -------------
               Total                                                                                  22,992,919
               -----------------------------------------------------------------------             -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--36.9%
               -----------------------------------------------------------------------
   17,413,332  6.50%-7.00%, 2/1/2009--2/1/2024                                                 --     17,494,376
               -----------------------------------------------------------------------             -------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS                                                      40,487,295
               -----------------------------------------------------------------------             -------------
               TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $45,896,865)                              47,046,041
               -----------------------------------------------------------------------             -------------
(A) REPURCHASE AGREEMENT--0.2%
--------------------------------------------------------------------------------------
      110,000  J. P. Morgan Securities, Inc., 5.85%, dated 12/29/95, due
               1/2/95 (at amortized cost)                                                      --        110,000
               -----------------------------------------------------------------------             -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $46,006,865) (B)                                 $  47,156,041
               -----------------------------------------------------------------------             -------------



LIBERTY TERM TRUST, INC.--1999
--------------------------------------------------------------------------------

 * See Notes to Portfolio of Investments on page 5. Current credit ratings are unaudited.

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligation based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $46,006,865. The net unrealized appreciation on a federal tax cost basis amounts to $1,149,176, which is comprised of $1,227,215 appreciation and $78,039 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($47,357,172) at
      December 31, 1995.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
ARM--Adjustable Rate Mortgage
CMT--Constant Maturity Treasury
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
LT--Limited Tax
PC--Participation Certificate
REMIC--Real Estate Mortgage Investment Conduit
STRIP--Separate Trading of Registered Interest & Principal of a Security

(See Notes which are an integral part of the Financial Statements)


LIBERTY TERM TRUST, INC.--1999
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

The municipal bonds rated by Moody's Investors Service, Inc. ("Moody's") in which the Fund may invest are Aaa, Aa, and A. Municipal bonds rated Aaa are judged to be of the "best quality." The rating Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated municipal bonds. The Aaa and Aa-rated municipal bonds comprise what are generally known as "high-grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The letter ratings carry numerical modifiers with 1 indicating the higher end of the rating category, 2 indicating the mid-range, and 3 indicating the lower end of the rating category.

Moody's highest rating for state and municipal short-term securities is MIG1/VMIG1. Short-term municipal securities rated MIG1/VMIG1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or have established a broad-based access to the market for refinancing or both. The VMIG1 rating denotes that the security has a variable rate and is payable on demand.

The municipal bonds rated by Standard & Poor's Ratings Group (Standard & Poor's) in which the Fund may invest are AAA, AA, and A. Municipal bonds rated AAA are "obligations of the highest quality." The rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues." The category of A describes "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because with respect to general obligation bonds there is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional. Stability of the pledge revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. These ratings may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

NR indicates that the bonds are not currently rated by Moody's or Standard & Poor's; however, management considers them to be of good quality.

Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally.

LIBERTY TERM TRUST, INC.--1999
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $46,006,465)                      $  47,156,041
---------------------------------------------------------------------------------------------------
Cash                                                                                                         2,762
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          244,464
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       47,403,267
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                               $  12,640
----------------------------------------------------------------------------------------
Income distribution payable                                                                  19,886
----------------------------------------------------------------------------------------
Accrued expenses                                                                             13,569
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      46,095
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 5,534,818 shares outstanding                                                          $  47,357,172
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  53,113,902
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               1,149,176
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (7,000,111)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         94,205
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  47,357,172
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE
---------------------------------------------------------------------------------------------------
($47,357,172 / 5,534,818 shares outstanding)                                                                 $8.56
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


LIBERTY TERM TRUST, INC.--1999
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $100,976)                                                     $  3,242,623
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   232,665
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                35,192
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      21,618
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      9,901
---------------------------------------------------------------------------------------
Auditing fees                                                                                 17,500
---------------------------------------------------------------------------------------
Legal fees                                                                                     5,318
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     30,776
---------------------------------------------------------------------------------------
Share registration costs                                                                         350
---------------------------------------------------------------------------------------
Printing and postage                                                                          21,556
---------------------------------------------------------------------------------------
Insurance premiums                                                                             4,507
---------------------------------------------------------------------------------------
Taxes                                                                                          5,386
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 26,840
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          536,609
---------------------------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                                   (116,596)
---------------------------------------------------------------------------------------  -----------
     Net expenses                                                                                          420,013
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                          2,822,610
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           568,549
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,261,435
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     2,829,984
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  5,652,594
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


LIBERTY TERM TRUST, INC.--1999
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                      1995           1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------------
Net investment income                                                             $   2,822,610  $   3,718,591
--------------------------------------------------------------------------------
Net realized gain (loss) on investments ($992,239 net loss and $5,022,908 net
loss, respectively, as computed for federal tax purposes)                               568,549     (5,763,109)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  2,261,435       (915,238)
--------------------------------------------------------------------------------  -------------  -------------
     Change in net assets resulting from operations                                   5,652,594     (2,959,756)
--------------------------------------------------------------------------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------------
Distributions from net investment income                                             (2,473,079)    (3,363,730)
--------------------------------------------------------------------------------  -------------  -------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------------
Cost of shares reacquired from shareholders                                            (673,763)      --
--------------------------------------------------------------------------------  -------------  -------------
     Change in net assets resulting from share transactions                            (673,763)      --
--------------------------------------------------------------------------------  -------------  -------------
          Change in net assets                                                        2,505,752     (6,323,486)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of period                                                                  44,851,420     51,174,906
--------------------------------------------------------------------------------  -------------  -------------
End of period (including undistributed net investment income of $94,205 and
$643,217, respectively)                                                           $  47,357,172  $  44,851,420
--------------------------------------------------------------------------------  -------------  -------------


(See Notes which are an integral part of the Financial Statements)


LIBERTY TERM TRUST, INC.--1999
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   YEAR ENDED DECEMBER 31,
                                                                           1995       1994       1993       1992(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    7.97  $    9.10  $    9.09   $    9.50
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                       0.50       0.66       0.78        0.60
-----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                     0.5]3      (1.19)     (0.02)      (0.42)
-----------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total from investment operations                                            1.03      (0.53)      0.76        0.18
-----------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                   (0.44)     (0.60)     (0.75)      (0.59)
-----------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                           $    8.56  $    7.97  $    9.10   $    9.09
-----------------------------------------------------------------------  ---------  ---------  ---------  -----------
MARKET VALUE PER SHARE, END OF PERIOD                                    $    7.38  $    7.13  $    8.63   $   10.25
-----------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL INVESTMENT RETURNS (B)
-----------------------------------------------------------------------
  Based on net asset value per share                                         12.92%     (6.20%)      8.73%       1.75%
-----------------------------------------------------------------------
  Based on market value per share                                             9.68%    (10.43%)     (8.49%)       8.90%
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                    0.90%      0.90%      0.90%       0.90%*
-----------------------------------------------------------------------
  Net investment income                                                       6.07%      7.83%      8.46%       8.65%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.25%      0.24%      0.40%       0.18%*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                  $47,357    $44,851    $51,175     $51,132
-----------------------------------------------------------------------
  Portfolio Turnover                                                           238%       393%       402%        164 %
-----------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 4, 1992 (date of initial public investment) to December 31, 1992.

(b) Total return based on market value per share is calculated using purchase of common stock at the current market price on the first day and sale at the current market price as of the last day of the period, and reinvestment of all dividends and distributions at prices that were obtained by the Fund's dividend reinvestment plan. Total return based on net asset value per share is calculated using purchase of common stock at the current net asset value on the first day and a sale at the net asset value as of the last day of the period, and reinvestment of all dividends and distributions at prices that were obtained by the Fund's dividend reinvestment plan.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

LIBERTY TERM TRUST, INC.--1999
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Liberty Term Trust, Inc.--1999 (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, closed-end management investment company.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government obligations are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service taking into consideration yield, liquidity, risk, credit, quality, coupon, maturity, type of issue, and any other factors deemed relevant. Short-term securities purchased with remaining maturities of sixty days or less may be stated at amortized cost, which approximates value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.
     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for non-taxable income. The following reclassifications have been made to the financial statements.

                         INCREASE (DECREASE)
    PAID-IN CAPITAL           UNDISTRIBUTED NET INVESTMENT INCOME
       $898,543                           ($  898,543)


     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At December 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $6,986,606, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR         EXPIRATION AMOUNT
         2000                 $     971,459
         2002                     5,022,908
         2003                       992,239


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OPTIONS CONTRACTS--The Fund purchases over-the-counter put options on Eurodollar and U.S. government securities futures contracts to hedge fluctuations in the market value of certain portfolio securities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put options purchased are accounted for in the same manner as portfolio securities.

     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At December 31, 1995, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. The Fund purchased 90,200 shares during the year ended December 31, 1995, at an average price per share of $7.49 and a weighted average discount of 12.36%. There were no transactions in capital stock for the fiscal year ended December 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Gary J. Madich, the portfolio manager of the Fund since inception through February 10, 1995, has been succeeded in that position by Kathleen M. Foody-Malus, Susan M. Nason and James D. Roberge.

James D. Roberge assumed his position as the Fund's portfolio manager as of February 15, 1995. Mr. Roberge joined Federated Investors in 1990 and has been a Vice President of the Fund's investment adviser since October 1994. Prior to this, Mr. Roberge served as an Assistant Vice President of the Fund's investment adviser. From 1990 until 1992, Mr. Roberge acted as an investment analyst. Mr. Roberge is a Chartered Financial Analyst and received his M.B.A. in Finance from Wharton Business School in 1990.

Kathleen M. Foody-Malus has been the Fund's portfolio manager since June 1994. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992, and from 1986 until 1989 she acted as an investment analyst. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.


Susan M. Nason has been the Fund's portfolio manager since June 1994. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment analyst. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon University.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. For the period ended December 31, 1995, the Fund did not incur a shareholder services fee.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

OTHER--A Form 3 Report, a report which was required to be filed during the fiscal year by or on behalf of Messrs. Roberge and Murray pursuant to Rule 16(a) of the Securities Exchange Act of 1940, was not filed on the required date; however, both have subsequently filed the required Form 3.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended
December 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  137,354,581
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  135,314,372
--------------------------------------------------------------------------------------------------  --------------


(6) DIVIDEND REINVESTMENT PLAN

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), a stockholder may elect to have all dividends (including capital gains distributions) automatically reinvested by State Street Bank and Trust Company, as agent for stockholders (the "Plan Agent"), in additional Shares of Common Stock ("Shares") of the Fund. A stockholder who does not elect to participate in the Plan will receive all such amounts in cash paid by check mailed directly to the stockholder of record (or if the Shares are held in street or nominee name, then to the nominee) by the Plan Agent. Stockholders whose Shares are registered in their own names may elect to participate in the Plan by sending written instructions to the Plan Agent at the address set forth below. Stockholders whose Shares are held of record by brokers, nominees or otherwise in "street name" should contact such brokers or nominees and request that they make arrangements to participate in the Plan on such stockholders' behalf. Upon transferring your Shares between or among brokers or nominees, please note that these transferees may be unable to participate in the Plan. If your brokerage firm, bank or other nominee is unable to participate in the Plan, you may request your nominee to re-register the shares in your own name so that you may take advantage of the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or distribution.

Whenever the Fund declares an income dividend or capital gains distribution (collectively referred to as "dividends"), non-participants in the Plan will receive cash and participants will receive the equivalent in Shares. The Shares will be acquired by the Plan Agent for the participant's account by the purchase of outstanding shares on the open market on the New York Stock Exchange or elsewhere. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Shares, the average purchase price per Share paid by the Plan Agent may exceed the net asset value of the Fund's Shares, resulting in the acquisition of fewer Shares than if the dividend or distribution had been paid in Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Shares in the open market within 30 days of the dividend payment date. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases. Interest will not be paid on any uninvested cash payments. Dividends are expected to be paid monthly. Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan, certificates for whole Shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Share credited to such account; or if a participant so desires, the Plan Agent will sell his or her Shares in the Plan and send the proceeds to the participant, less brokerage commissions. The Plan Agent may charge a service fee for performing this service.

The Plan Agent maintains all stockholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares received pursuant to the Plan.

In the case of stockholders such as banks, brokers or nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are to participate in the Plan.
The automatic reinvestment of dividends (including capital gains distributions) will not relieve participants of any income taxes that may be payable on such dividends.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, P.O. Box 8200, Boston, Massachusetts 02266-8200.


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and the Stockholders of LIBERTY TERM TRUST, INC.--1999:

We have audited the accompanying statement of assets and liabilities of Liberty Term Trust, Inc.-- 1999, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty Term Trust, Inc.--1999 at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
February 19, 1996

DIRECTORS                                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
J. Christopher Donahue                                    J. Christopher Donahue
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President and Secretary
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         Charles H. Field
                                                          Assistant Secretary

